Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	CYBERSECURITY
Risk management and strategy.

We recognize the critical importance of developing, implementing, and maintaining appropriate cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. Accordingly, we engage in continuous and ongoing efforts to safeguard our information systems and protect the confidentiality, integrity and availability of our data.

Managing Material Risks and Integrating Cybersecurity Risk with Overall Risk Management

We maintain cybersecurity policies and procedures that are designed to identify, protect from, detect, respond to, and recover from cybersecurity threats and risks, and protect the confidentiality, integrity, and availability of our information systems, including the personal information residing on such systems. We take a risk-based approach to cybersecurity, which begins with the identification and evaluation of cybersecurity risks or threats that could affect our operations, our legal or regulatory compliance obligations, our reputation or our finances. Cybersecurity risks are identified, and risk mitigation strategies are developed and implemented, based on the specific nature of the identified cybersecurity risks and our determination as to the potential threat of the identified risks. These strategies include, among others, software updates and changes, bug fixes, the application of our cybersecurity policies and procedures, implementation of administrative, technical, and physical data security controls, and employee training, education, and awareness initiatives.

Our cybersecurity policies and procedures have been implemented to mitigate cybersecurity risk and our efforts to mitigate cybersecurity risks are a component of our broader risk management efforts.

Engagement of Third-Parties For Cybersecurity Risk Management Support

From time to time, we engage cybersecurity consultants, auditors, and other third parties to assess and enhance our cybersecurity practices. These third parties conduct assessments, penetration testing, and vulnerability assessments to help us identify weaknesses and, in some cases, to recommend improvements. Additionally, we use certain third-party tools and technologies as part of our efforts to enhance cybersecurity functions including vulnerability scanning tools, key management services, data encryption and continuous monitoring, detection, and response capabilities.
Oversight of Third-Party Service Providers

Given the importance of cybersecurity, we evaluate third-party service providers that either provide or support our information systems from a cybersecurity risk perspective. We endeavor to assess service-provider risks based upon the services each such third-party service provider may provide and the potential threat impact of each such service provider’s services. Our risk evaluations are used to inform our third-party service provider cybersecurity risk assessments and our assessments may include review of appropriate reports or certifications relating to the service provider’s security controls and practices or review of the service provider’s physical and technical security measures, practices and procedures.
Risks from Cybersecurity Threats
To date, we have not identified any cybersecurity threats that have materially affected, or are reasonably anticipated to have a material effect on, our operations or financial condition.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Managing Material Risks and Integrating Cybersecurity Risk with Overall Risk Management

We maintain cybersecurity policies and procedures that are designed to identify, protect from, detect, respond to, and recover from cybersecurity threats and risks, and protect the confidentiality, integrity, and availability of our information systems, including the personal information residing on such systems. We take a risk-based approach to cybersecurity, which begins with the identification and evaluation of cybersecurity risks or threats that could affect our operations, our legal or regulatory compliance obligations, our reputation or our finances. Cybersecurity risks are identified, and risk mitigation strategies are developed and implemented, based on the specific nature of the identified cybersecurity risks and our determination as to the potential threat of the identified risks. These strategies include, among others, software updates and changes, bug fixes, the application of our cybersecurity policies and procedures, implementation of administrative, technical, and physical data security controls, and employee training, education, and awareness initiatives.
Our cybersecurity policies and procedures have been implemented to mitigate cybersecurity risk and our efforts to mitigate cybersecurity risks are a component of our broader risk management efforts
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Board Oversight

The Board is responsible for overseeing management’s assessments of major risks and for reviewing the strategies, practices and procedures to mitigate such risks. The Board’s oversight of major risks, including cybersecurity risks, occurs at both the full Board level and at the Board committee level through the Audit Committee.

The Board. At regularly scheduled Board meetings, the Chief Executive Officer, Chief Financial Officer, the Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Board, may report on the Company’s financial, operating, and commercial strategies, as well as major potential risks including but not limited to cybersecurity risks. Based on these reports, the Board may request follow-up information, data or presentations to address any specific concerns and recommendations. Additionally, the Audit Committee has opportunities to report regularly to the entire Board, and to review with the Board, any major issues that arise at the Audit Committee level, which may include issues relating to cybersecurity risks.

The Audit Committee. The Audit Committee will review with management the Company’s risk management practices including but not limited to our cybersecurity strategies, policies, procedures and practices. The Chief Executive Officer, Chief Financial Officer, Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Audit Committee, may provide periodic reports to the Audit Committee with regards to the Company’s risk management practices, personal data privacy practices and cybersecurity practices and procedures.

Management’s Role Managing Risk From Cybersecurity Threats

Our management team plays a critical role in our risk management activities including our cybersecurity risk management activities. Multiple employees perform duties relating to personal data privacy, data security or cybersecurity. Multiple employees are actively involved in assessing and managing personal data privacy and cybersecurity risks. These employees have the necessary education and certifications, relevant previous work experience, and training, including ongoing training on current and emerging cybersecurity risks, to perform their assigned duties in these areas. Collectively, these employees work with our management team to implement cybersecurity policies, programs, procedures, and strategies to mitigate such risks.
Our management team engages in a range of cybersecurity risk mitigation activities including, for example, the adoption and implementation of policies and procedures to identify threats, deployment of security architectures, and planning for any data security incident response. Our management team has instructed other team members to conduct vulnerability scans and penetration testing to identify, classify, prioritize, remediate, and mitigate vulnerabilities. In addition, our management team meets with team members regularly to, among other things, endeavor to identify cybersecurity threats and to provide guidance as to strategy.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Board Oversight

The Board is responsible for overseeing management’s assessments of major risks and for reviewing the strategies, practices and procedures to mitigate such risks. The Board’s oversight of major risks, including cybersecurity risks, occurs at both the full Board level and at the Board committee level through the Audit Committee.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Board. At regularly scheduled Board meetings, the Chief Executive Officer, Chief Financial Officer, the Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Board, may report on the Company’s financial, operating, and commercial strategies, as well as major potential risks including but not limited to cybersecurity risks. Based on these reports, the Board may request follow-up information, data or presentations to address any specific concerns and recommendations. Additionally, the Audit Committee has opportunities to report regularly to the entire Board, and to review with the Board, any major issues that arise at the Audit Committee level, which may include issues relating to cybersecurity risks.
The Audit Committee. The Audit Committee will review with management the Company’s risk management practices including but not limited to our cybersecurity strategies, policies, procedures and practices. The Chief Executive Officer, Chief Financial Officer, Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Audit Committee, may provide periodic reports to the Audit Committee with regards to the Company’s risk management practices, personal data privacy practices and cybersecurity practices and procedures.
Cybersecurity Risk Role of Management [Text Block]
Management’s Role Managing Risk From Cybersecurity Threats

Our management team plays a critical role in our risk management activities including our cybersecurity risk management activities. Multiple employees perform duties relating to personal data privacy, data security or cybersecurity. Multiple employees are actively involved in assessing and managing personal data privacy and cybersecurity risks. These employees have the necessary education and certifications, relevant previous work experience, and training, including ongoing training on current and emerging cybersecurity risks, to perform their assigned duties in these areas. Collectively, these employees work with our management team to implement cybersecurity policies, programs, procedures, and strategies to mitigate such risks.
Our management team engages in a range of cybersecurity risk mitigation activities including, for example, the adoption and implementation of policies and procedures to identify threats, deployment of security architectures, and planning for any data security incident response. Our management team has instructed other team members to conduct vulnerability scans and penetration testing to identify, classify, prioritize, remediate, and mitigate vulnerabilities. In addition, our management team meets with team members regularly to, among other things, endeavor to identify cybersecurity threats and to provide guidance as to strategy.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Audit Committee. The Audit Committee will review with management the Company’s risk management practices including but not limited to our cybersecurity strategies, policies, procedures and practices. The Chief Executive Officer, Chief Financial Officer, Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Audit Committee, may provide periodic reports to the Audit Committee with regards to the Company’s risk management practices, personal data privacy practices and cybersecurity practices and procedures.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team plays a critical role in our risk management activities including our cybersecurity risk management activities. Multiple employees perform duties relating to personal data privacy, data security or cybersecurity. Multiple employees are actively involved in assessing and managing personal data privacy and cybersecurity risks. These employees have the necessary education and certifications, relevant previous work experience, and training, including ongoing training on current and emerging cybersecurity risks, to perform their assigned duties in these areas.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board. At regularly scheduled Board meetings, the Chief Executive Officer, Chief Financial Officer, the Executive Vice President and General Counsel, members of senior management, and other personnel and advisors, as requested by the Board, may report on the Company’s financial, operating, and commercial strategies, as well as major potential risks including but not limited to cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true